Basis of Preparation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis of Preparation and Summary of Significant Accounting Policies

Note 2 — Basis of Preparation and Summary of Material Accounting Policy Information

Basis of Preparation

These unaudited condensed consolidated financial statements as at June 30, 2023 and for the six months ended June 30, 2023 and 2022 should be read in conjunction with the Annual Report as the unaudited condensed consolidated financial statements are prepared on a condensed basis in accordance with IAS 34 Interim Financial Reporting and do not contain all information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). Unless stated otherwise, the unaudited condensed consolidated financial statements as at June 30, 2023 and for the six months ended June 30, 2023 and 2022 are presented on a basis consistent with the accounting policies set out in the Annual Report.

There were no significant changes in accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed consolidated financial statements compared to those used in the Annual Report.

The unaudited condensed consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed. The unaudited condensed consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business.

Based on the Group’s current operating plan, management has assessed that the existing cash and cash equivalents will be sufficient to fund the Group’s anticipated level of operations for the twelve months following the date of the issuance of these financial statements.

The functional currency of the Group has historically been EUR. In the first half of 2023, the Group reassessed its functional currency and determined the United States Dollar (“USD” or “$”) to be the Group’s functional currency beginning January 1, 2023. Significant elements involved in the determination of the functional currency change include a shift in the Group’s sources of financing from EUR to USD given its access to the U.S. public market and an increase of operating costs incurred in USD due to Phase III trials taking place predominantly in the United States, among other factors. Given these significant changes, management considered the economic factors outlined in IAS 21, The Effects of Changes in Foreign Exchange Rates and concluded that the majority of the factors supported the determination of the USD as the functional currency.

The unaudited condensed consolidated financial statements are presented in Euro (“EUR” or “€”). In these notes, Euro amounts are presented in thousands, except for share and per share amounts and as otherwise indicated. The Company has elected to present its financial statements in EUR in order to provide information comparable to the historical financial information included within previous Company filings.

New and Amended IFRS Standards that are Effective for the Current Year

New standards and interpretations effective for the annual period beginning on January 1, 2023 did not have any material impact on the Company's condensed consolidated financial statements.

New Standards, Interpretations and Amendments Issued but Not Yet Adopted by the Company

At the date of authorization of these financial statements, the Group has not applied new and revised IFRS Standards that have been issued but are not yet effective. The amendments to the standards and interpretations presented are not expected to have a material impact on the consolidated financial statements in future periods.